27. RELATED PARTY TRANSACTIONS (Details Narrative) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Interest accrued but not paid on outstanding promissory notes to related parties	$ 99,000
George J. Coates [Member]
Restricted shares of common stock award	20,275,046
Shares of common stock initially issued	18,593,313
Estimated fair value	1,674,000
Stock options number	1,815,000	1,800,000
Stock option exercise prices	$ 0.06	$ 0.25
Estimated fair values of stock options	116,000	450,000
Restricted shares of common stock award which have not been issued		620,000
The estimated fair value of shares including related income taxes		130,000
Gregory Coates [Member]
Stock options number		1,800,000
Stock option exercise prices		$ 0.24
Estimated fair values of stock options		432,000
Barry C. Kaye [Member]
Consulting fees	67,000	104,000
Consulting fees deferred earning	47,000
Series A Preferred Stock [Member] | George J. Coates [Member]
Restricted shares of Series A Preferred Stock		58,882
Estimated fair value		$ 143,000
Shares issued pursuant to an anti-dilution arrangement		8,882
Shares issued for a compensatory stock award		50,000